Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	FLEXIBLE SOLUTIONS INTERNATIONAL, INC
Entity Central Index Key	0001069394
Amendment Flag	false